Form N-1A Cover	Nov. 13, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ULTIMUS MANAGERS TRUST
Document Effective Date	Nov. 16, 2026
Entity Central Index Key	0001545440
Document Creation Date	Nov. 13, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 13, 2026
Prospectus Date	Nov. 16, 2026